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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2017

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2017

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.3%
Alternative Funds - 2.3%
SPDR Gold Shares *		27,975	$3,321,192

Bond Funds - 61.7%
Baird Aggregate Bond Fund Institutional Shares		577,270	6,205,656
iShares 20+ Year Treasury Bond ETF		18,873	2,278,160
iShares 7-10 Year Treasury Bond ETF		141,804	14,973,084
iShares TIPS Bond Fund ETF		32,658	3,744,240
Madison Core Bond Fund Class Y (A)		3,655,719	36,228,176
Madison Corporate Bond Fund Class Y (A)		1,017,856	11,623,913
RidgeWorth Seix Floating Rate High Income Fund		1,274,100	11,161,112
Vanguard Long-Term Corporate Bond ETF		8,565	769,993
Vanguard Short-Term Corporate Bond ETF		50,916	4,060,042
			91,044,376
Foreign Stock Funds - 11.0%
iShares MSCI Eurozone ETF		19,995	752,812
Vanguard FTSE All-World ex-U.S. ETF		201,447	9,635,210
Vanguard FTSE Europe ETF		79,485	4,099,041
WisdomTree Japan Hedged Equity Fund		33,835	1,712,728
			16,199,791
Money Market Funds - 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class		3,891,989	3,891,989

Stock Funds - 22.7%
iShares Core S&P Mid-Cap ETF		20,413	3,495,114
Madison Dividend Income Fund Class Y (A)		436,119	10,427,613
Madison Investors Fund Class Y (A)		501,018	10,526,393
Madison Mid Cap Fund Class Y (A)		401,042	3,697,609
Vanguard Growth ETF		12,020	1,462,353
Vanguard Health Care ETF		14,608	2,013,275
Vanguard Information Technology ETF		13,780	1,868,981
Vanguard Value ETF		803	76,582
			33,567,920
TOTAL INVESTMENTS - 100.3% ( Cost $142,031,165 )			148,025,268
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(419,387)
TOTAL NET ASSETS - 100.0%			$147,605,881

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Alternative Funds - 2.2%
SPDR Gold Shares *		48,869	$5,801,728

Bond Funds - 35.0%
Baird Aggregate Bond Fund Institutional Shares		252,273	2,711,935
iShares 20+ Year Treasury Bond ETF		27,818	3,357,911
iShares 7-10 Year Treasury Bond ETF		163,973	17,313,909
iShares Intermediate Credit Bond ETF		26,917	2,932,876
iShares TIPS Bond Fund ETF		23,106	2,649,103
Madison Core Bond Fund Class Y (A)		4,549,746	45,087,981
Madison Corporate Bond Fund Class Y (A)		481,207	5,495,383
RidgeWorth Seix Floating Rate High Income Fund		1,197,394	10,489,174
Vanguard Long-Term Corporate Bond ETF		14,810	1,331,419
			91,369,691
Foreign Stock Funds - 18.7%
iShares MSCI Eurozone ETF		35,324	1,329,948
Vanguard FTSE All-World ex-U.S. ETF		574,214	27,464,656
Vanguard FTSE Emerging Markets ETF		16,914	671,824
Vanguard FTSE Europe ETF		267,763	13,808,538
WisdomTree Japan Hedged Equity Fund		105,873	5,359,291
			48,634,257
Money Market Funds - 2.9%
State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class		7,509,234	7,509,234

Stock Funds - 41.1%
Energy Select Sector SPDR Fund		9,053	632,805
iShares Core S&P Mid-Cap ETF		61,787	10,579,170
Madison Dividend Income Fund Class Y (A)		1,157,172	27,667,978
Madison Investors Fund Class Y (A)		1,359,849	28,570,426
Madison Large Cap Value Fund Class Y (A)		680,265	9,918,265
Madison Mid Cap Fund Class Y (A)		1,095,094	10,096,764
Vanguard Growth ETF		57,942	7,049,224
Vanguard Health Care ETF		42,664	5,879,952
Vanguard Information Technology ETF		49,981	6,778,923
Vanguard Value ETF		1,401	133,613
			107,307,120
TOTAL INVESTMENTS - 99.9% ( Cost $238,088,356 )			260,622,030
NET OTHER ASSETS AND LIABILITIES - 0.1%			360,551
TOTAL NET ASSETS - 100.0%			$260,982,581

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Alternative Funds - 2.2%
SPDR Gold Shares *		16,883	$2,004,350

Bond Funds - 13.6%
iShares 20+ Year Treasury Bond ETF		7,982	963,507
iShares 7-10 Year Treasury Bond ETF		17,350	1,831,987
iShares Intermediate Credit Bond ETF		6,343	691,133
Madison Core Bond Fund Class Y (A)		936,576	9,281,473
			12,768,100
Foreign Stock Funds - 25.0%
iShares MSCI Eurozone ETF		25,327	953,562
Vanguard FTSE All-World ex-U.S. ETF		254,629	12,178,905
Vanguard FTSE Emerging Markets ETF		18,199	722,864
Vanguard FTSE Europe ETF		132,437	6,829,776
WisdomTree Japan Hedged Equity Fund		54,554	2,761,523
			23,446,630
Money Market Funds - 4.6%
State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class		4,364,485	4,364,485

Stock Funds - 54.5%
Energy Select Sector SPDR Fund		6,544	457,426
iShares Core S&P Mid-Cap ETF		39,451	6,754,800
Madison Dividend Income Fund Class Y (A)		494,605	11,826,002
Madison Investors Fund Class Y (A)		573,007	12,038,874
Madison Large Cap Value Fund Class Y (A)		325,210	4,741,555
Madison Mid Cap Fund Class Y (A)		569,190	5,247,934
Vanguard Growth ETF		32,263	3,925,117
Vanguard Health Care ETF		20,971	2,890,223
Vanguard Information Technology ETF		24,160	3,276,821
Vanguard Value ETF		489	46,636
			51,205,388
TOTAL INVESTMENTS - 99.9% ( Cost $83,089,894 )			93,788,953
NET OTHER ASSETS AND LIABILITIES - 0.1%			132,755
TOTAL NET ASSETS - 100.0%			$93,921,708

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 2.8%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.057%, 9/21/30	$652,045	$652,409
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	500,000	500,521
CarMax Auto Owner Trust, Series 2014-1, Class B, 1.69%, 8/15/19	510,000	510,233
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	1,000,000	1,000,100
Chase Issuance Trust, Series 2017-A1, Class A (A), 1.212%, 1/18/22	500,000	501,250
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	5,924	5,922
Santander Drive Auto Receivables Trust, Series 2012-5, Class D, 3.3%, 9/17/18	581,931	582,345
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	525,000	530,013
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (B), 3.12%, 10/15/19	336,110	337,734
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	427,397	429,356
Total Asset Backed Securities ( Cost $5,074,940 )		5,049,883
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,814,786	327,735
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	375,000	394,653
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	538,064
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	615,312	686,622
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	507,604	511,031
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	857,575	873,282
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	3,569,498	323,543
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,576,933	472,087
Total Collateralized Mortgage Obligations ( Cost $4,115,596 )		4,127,017
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	731,034	737,369
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A), 1.111%, 1/25/23	10,696,211	539,134
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A), 0.647%, 1/25/22	24,169,770	627,300
FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B), 4.766%, 4/25/44	500,000	511,122
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.752%, 2/25/45	1,000,000	1,022,013
FREMF Mortgage Trust, Series 2013-K502, Class B (A) (B), 2.434%, 3/25/45	400,000	399,945
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.287%, 7/25/48	1,000,000	1,009,376
Total Commercial Mortgage-Backed Securities ( Cost $4,999,133 )		4,846,259
CORPORATE NOTES AND BONDS - 29.3%
Consumer Discretionary - 6.0%
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,052,712
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	800,000	843,625
ERAC USA Finance LLC (B), 6.7%, 6/1/34	500,000	606,849
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,013,660
GameStop Corp. (B), 6.75%, 3/15/21	200,000	204,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	750,000	752,845

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	264,815
Harman International Industries Inc., 4.15%, 5/15/25	400,000	407,404
Lennar Corp., 4.75%, 4/1/21	500,000	521,250
Lowe's Cos. Inc., 2.5%, 4/15/26	500,000	474,925
Marriott International Inc., 3.125%, 6/15/26	400,000	385,424
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	425,441
Newell Brands Inc., 4.2%, 4/1/26	800,000	832,594
Omnicom Group Inc., 3.6%, 4/15/26	750,000	749,618
Priceline Group Inc./The, 3.65%, 3/15/25	300,000	301,874
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	496,729
Sirius XM Radio Inc. (B), 6%, 7/15/24	350,000	374,938
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	512,500
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	600,000	586,655
		10,807,858
Consumer Staples - 3.1%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,080,724
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	850,000	821,527
CVS Health Corp., 4.75%, 12/1/22	1,060,000	1,150,477
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,103,297
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,000,000	938,403
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	390,600
		5,485,028
Energy - 2.3%
Antero Resources Corp., 5.625%, 6/1/23	300,000	306,750
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	1,071,490
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	754,278
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	415,847
Marathon Oil Corp., 2.7%, 6/1/20	750,000	744,727
Marathon Petroleum Corp., 2.7%, 12/14/18	400,000	403,436
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	450,000	464,625
		4,161,153
Financials - 8.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (C), 3.75%, 5/15/19	400,000	410,721
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,000,000	1,042,509
Air Lease Corp., 3.875%, 4/1/21	500,000	518,325
Air Lease Corp., 3.75%, 2/1/22	700,000	720,975
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	389,918
Bank of Montreal, MTN (C), 1.9%, 8/27/21	1,000,000	974,062
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	249,761
Boston Properties L.P., 2.75%, 10/1/26	1,000,000	920,431
Brookfield Finance Inc. (C), 4.25%, 6/2/26	500,000	502,434
CBOE Holdings Inc., 3.65%, 1/12/27	500,000	502,675
Discover Bank, 3.45%, 7/27/26	400,000	383,975
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	750,000	843,660
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	488,809
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	1,001,647

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	884,313
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,000,000	1,050,215
Morgan Stanley, 4.3%, 1/27/45	1,000,000	989,119
Nasdaq Inc., 3.85%, 6/30/26	100,000	99,463
Old Republic International Corp., 3.875%, 8/26/26	500,000	493,112
Raymond James Financial Inc., 3.625%, 9/15/26	300,000	295,346
Regions Bank, 2.25%, 9/14/18	250,000	250,770
Regions Financial Corp., 3.2%, 2/8/21	750,000	762,693
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,133,395
Synchrony Financial, 3.7%, 8/4/26	400,000	387,804
		15,296,132
Health Care - 1.3%
AbbVie Inc., 4.45%, 5/14/46	300,000	286,270
Actavis Funding SCS (C), 4.55%, 3/15/35	435,000	436,182
Forest Laboratories LLC (B), 5%, 12/15/21	250,000	270,908
HCA Inc., 3.75%, 3/15/19	500,000	511,250
Shire Acquisitions Investments Ireland DAC (C), 1.9%, 9/23/19	750,000	744,595
		2,249,205
Industrials - 2.1%
CRH America Inc. (B), 3.875%, 5/18/25	300,000	307,834
Equifax Inc., 2.3%, 6/1/21	400,000	393,872
Fortive Corp. (B), 2.35%, 6/15/21	225,000	222,244
International Lease Finance Corp., 8.875%, 9/1/17	400,000	411,638
Masco Corp., 4.375%, 4/1/26	650,000	675,487
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,440,781
United Rentals North America Inc., 4.625%, 7/15/23	350,000	360,500
		3,812,356
Information Technology - 3.4%
Analog Devices Inc., 5.3%, 12/15/45	600,000	664,191
Apple Inc., 2.25%, 2/23/21	500,000	501,516
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,030,473
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,047,042
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	250,000	322,874
Fidelity National Information Services Inc., 3%, 8/15/26	475,000	447,541
Fiserv Inc., 2.7%, 6/1/20	300,000	303,395
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	300,000	308,927
NVIDIA Corp., 2.2%, 9/16/21	250,000	244,865
Oracle Corp., 4%, 7/15/46	750,000	715,514
Visa Inc., 3.15%, 12/14/25	500,000	501,728
		6,088,066
Real Estate - 1.3%
Boston Properties L.P., 3.65%, 2/1/26	450,000	448,242
Iron Mountain Inc. (B), 4.375%, 6/1/21	350,000	359,625
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,052,175
WP Carey Inc., 4.25%, 10/1/26	400,000	395,858
		2,255,900

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Telecommunication Services - 0.9%
Frontier Communications Corp., 11%, 9/15/25	200,000	194,500
Verizon Communications Inc., 3.45%, 3/15/21	500,000	513,557
Verizon Communications Inc., 5.15%, 9/15/23	626,000	688,974
Verizon Communications Inc., 4.4%, 11/1/34	300,000	283,888
		1,680,919
Utilities - 0.3%
Duke Energy Corp., 3.75%, 9/1/46	650,000	583,548
Total Corporate Notes and Bonds ( Cost $51,305,981 )		52,420,165
LONG TERM MUNICIPAL BONDS - 6.3%
General - 6.3%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,112,440
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	1,000,000	1,091,140
Kansas Development Finance Authority Revenue, 6.6%, 10/1/39	500,000	549,980
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,115,940
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,278,420
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	544,410
Oklahoma Development Finance Authority Revenue, 3.75%, 6/1/36	500,000	473,895
Palomar Community College District, General Obligation, 7.194%, 8/1/45	1,000,000	1,140,040
State of Iowa Revenue, 6.75%, 6/1/34	1,000,000	1,095,130
University of Wisconsin Hospitals & Clinics Revenue, Series A, 5%, 4/1/38	1,295,000	1,419,644
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	817,912
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	500,000	567,765
		11,206,716
Total Long Term Municipal Bonds ( Cost $11,335,531 )		11,206,716
MORTGAGE BACKED SECURITIES - 28.1%
Fannie Mae - 18.1%
3.5%, 5/1/28 Pool # AL3678	202,910	212,462
3.5%, 8/1/29 Pool # MA2003	1,127,185	1,174,180
3%, 9/1/30 Pool # 890696	1,580,988	1,622,498
3%, 12/1/30 Pool # AL8924	656,523	673,953
3%, 2/1/31 Pool # 890710	609,498	625,501
2.5%, 5/1/31 Pool # AS7117	1,118,483	1,120,256
7%, 11/1/31 Pool # 607515	28,884	32,446
6.5%, 3/1/32 Pool # 631377	35,187	39,123
7%, 5/1/32 Pool # 644591	10,274	11,104
6.5%, 6/1/32 Pool # 545691	350,470	398,138
5.5%, 11/1/33 Pool # 555880	465,867	521,667
7%, 7/1/34 Pool # 792636	38,262	39,686
4%, 2/1/35 Pool # MA2177	1,809,827	1,918,636
5%, 8/1/35 Pool # 829670	469,735	513,354
5%, 9/1/35 Pool # 820347	714,898	797,005
5%, 9/1/35 Pool # 835699	562,069	626,888

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 12/1/35 Pool # MA2473	1,239,032	1,285,679
5%, 12/1/35 Pool # 850561	214,770	234,776
5.5%, 10/1/36 Pool # 901723	530,981	590,601
6.5%, 10/1/36 Pool # 894118	338,115	380,210
6%, 11/1/36 Pool # 902510	565,882	654,780
6%, 10/1/37 Pool # 947563	636,318	730,699
6.5%, 8/1/38 Pool # 987711	1,098,861	1,278,917
4%, 1/1/41 Pool # AB2080	1,690,789	1,782,313
4.5%, 7/1/41 Pool # AB3274	690,313	744,163
5.5%, 7/1/41 Pool # AL6588	1,503,284	1,683,660
4%, 9/1/41 Pool # AJ1406	1,282,763	1,348,709
3.5%, 6/1/42 Pool # AO4136	1,841,017	1,892,064
4%, 6/1/42 Pool # MA1087	475,171	500,192
3.5%, 8/1/42 Pool # AP2133	820,071	842,866
3.5%, 9/1/42 Pool # AB6228	1,426,293	1,465,918
4%, 10/1/42 Pool # AP7363	1,134,297	1,191,609
3.5%, 3/1/43 Pool # AT0310	894,859	919,505
4%, 1/1/45 Pool # AS4257	318,147	335,112
4.5%, 2/1/45 Pool # MA2193	1,269,437	1,361,618
4%, 7/1/45 Pool # MA2342	555,750	583,078
3.5%, 8/1/45 Pool # AS5645	838,494	858,190
3.5%, 11/1/45 Pool # BA4907	671,038	686,801
4.5%, 10/1/46 Pool # MA2783 (D)	182,449	196,059
3%, 1/1/47 Pool # BE0108	498,059	495,548
		32,369,964
Freddie Mac - 9.9%
4.5%, 2/1/25 Pool # J11722	265,513	282,046
4.5%, 5/1/25 Pool # J12247	472,701	503,552
8%, 6/1/30 Pool # C01005	14,709	17,229
2.5%, 3/1/31 Pool # G18590	423,811	424,442
7%, 3/1/31 Pool # C48129	55,889	57,196
5.5%, 11/1/34 Pool # A28282	840,474	953,279
5.5%, 1/1/37 Pool # G04593	271,291	301,488
5%, 10/1/39 Pool # G60465	2,165,203	2,368,588
4%, 10/1/41 Pool # Q04092	814,073	859,177
3%, 9/1/42 Pool # C04233	2,382,012	2,375,008
3%, 4/1/43 Pool # V80025	2,192,978	2,186,536
3%, 4/1/43 Pool # V80026	2,151,141	2,144,816
3.5%, 8/1/44 Pool # Q27927	712,282	731,386
4%, 5/1/45 Pool # G08642	1,358,325	1,425,868
3%, 7/1/45 Pool # G08653	860,829	853,494
3.5%, 8/1/45 Pool # Q35614	1,294,038	1,326,413
3%, 10/1/46 Pool # G60722	903,621	897,249
		17,707,767
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	64,322	74,086
6.5%, 4/20/31 Pool # 3068	43,913	51,637

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

			125,723
Total Mortgage Backed Securities ( Cost $49,825,043 )			50,203,454
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%
U.S. Treasury Bonds - 9.3%
6.625%, 2/15/27		6,600,000	9,057,985
4.500%, 5/15/38		4,000,000	5,073,436
3.000%, 5/15/45		750,000	745,635
2.500%, 5/15/46		500,000	447,793
2.250%, 8/15/46		1,600,000	1,354,125
			16,678,974
U.S. Treasury Notes - 16.5%
2.750%, 2/15/19		7,250,000	7,453,058
3.375%, 11/15/19		5,500,000	5,778,652
2.625%, 11/15/20		6,500,000	6,712,010
2.000%, 11/15/21		5,000,000	5,023,045
2.750%, 11/15/23		3,500,000	3,623,732
2.250%, 11/15/25		1,000,000	991,367
			29,581,864
Total U.S. Government and Agency Obligations ( Cost $43,102,565 )			46,260,838
		Contracts
CALL OPTIONS PURCHASED - 0.0%
U.S. Treasury Bond, Call, May 2017, $155		20	14,688
U.S. Treasury Bond, Call, May 2017, $161		20	3,125
Total Call Options Purchased ( Cost $33,870 )			17,813
		Shares
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class		2,728,032	2,728,032
Total Short-Term Investments ( Cost $2,728,032 )			2,728,032
TOTAL INVESTMENTS - 98.8% ( Cost $172,520,691 )			176,860,177
NET OTHER ASSETS AND LIABILITIES - 1.2%			2,232,621
TOTAL CALL OPTIONS WRITTEN - (0.0%)			(12,188)
TOTAL NET ASSETS - 100.0%			$179,080,610

(A)	Floating rate or variable rate note. Rate shown is as of March 31, 2017.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.7% of total net assets.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

(D)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
MTN	Medium Term Note.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
U.S. Treasury Bond	20	May 2017	$157.00	$(8,438)
U.S. Treasury Bond	20	May 2017	160.00	(3,750)
Total Call Options Written ( Premiums received $27,380 )				$(12,188)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 88.8%
Consumer Discretionary - 24.8%
Altice Financing S.A. (A) (B), 7.5%, 5/15/26	$250,000	$265,625
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	100,875
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	360,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	211,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	206,000
CST Brands Inc., 5%, 5/1/23	150,000	154,875
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	100,000	107,000
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	261,250
DISH DBS Corp., 5.125%, 5/1/20	500,000	521,250
GameStop Corp. (A), 6.75%, 3/15/21	325,000	331,500
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	309,420
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	400,000	414,000
Lear Corp., 5.25%, 1/15/25	200,000	210,889
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	419,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	150,000	155,250
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	522,500
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	258,750
PetSmart Inc. (A), 7.125%, 3/15/23	250,000	237,500
Pinnacle Entertainment Inc. (A), 5.625%, 5/1/24	250,000	253,125
Scientific Games International Inc., 6.25%, 9/1/20	500,000	473,750
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	261,563
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	255,625
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	375,000	389,062
		6,680,309
Consumer Staples - 5.0%
Avon Products Inc., 6.6%, 3/15/20	250,000	250,250
Cott Beverages Inc., 5.375%, 7/1/22	250,000	255,000
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	392,000
Post Holdings Inc. (A), 6%, 12/15/22	200,000	210,500
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	251,250
		1,359,000
Energy - 6.7%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 8.5%, 12/15/21	250,000	255,000
Carrizo Oil & Gas Inc., 6.25%, 4/15/23	250,000	250,625
Rice Energy Inc., 6.25%, 5/1/22	500,000	515,000
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	270,625
Unit Corp., 6.625%, 5/15/21	525,000	517,125
		1,808,375
Financials - 6.2%
Donnelley Financial Solutions Inc. (A), 8.25%, 10/15/24	500,000	516,250
Equinix Inc., 5.875%, 1/15/26	100,000	106,375

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

High Income Fund Portfolio of Investments (unaudited)

FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	265,000
Iron Mountain Inc., 6%, 8/15/23	200,000	210,500
Iron Mountain Inc., 5.75%, 8/15/24	150,000	153,000
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	196,500
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	228,500
		1,676,125
Health Care - 7.6%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	505,000
Grifols Worldwide Operations Ltd. (B), 5.25%, 4/1/22	250,000	259,500
HCA Inc., 5.875%, 2/15/26	100,000	105,500
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	254,250
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 4.875%, 4/15/20	500,000	500,625
Surgical Care Affiliates Inc. (A), 6%, 4/1/23	250,000	268,125
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	161,000
		2,054,000
Industrials - 15.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	231,250
Bombardier Inc. (A) (B), 8.75%, 12/1/21	250,000	273,750
Bombardier Inc. (A) (B), 6.125%, 1/15/23	200,000	196,000
Covanta Holding Corp., 5.875%, 3/1/24	500,000	507,500
FTI Consulting Inc., 6%, 11/15/22	500,000	517,500
Griffon Corp., 5.25%, 3/1/22	300,000	300,000
Herc Rentals Inc. (A), 7.5%, 6/1/22	270,000	286,875
Hertz Corp./The, 6.75%, 4/15/19	72,000	72,090
Hertz Corp./The (A), 5.5%, 10/15/24	250,000	217,188
Mueller Industries Inc., 6%, 3/1/27	250,000	248,125
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	420,000	429,450
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	125,000	137,031
Standard Industries Inc. (A), 5.375%, 11/15/24	250,000	253,280
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	275,000
West Corp. (A), 5.375%, 7/15/22	250,000	245,625
		4,190,664
Information Technology - 6.5%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	407,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	510,000
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	436,475
Western Digital Corp. (A), 7.375%, 4/1/23	150,000	164,437
Western Digital Corp., 10.5%, 4/1/24	200,000	235,750
		1,753,662
Materials - 5.6%
ARD Finance S.A., PIK (A) (B), 7.125%, 9/15/23	250,000	257,500
Berry Plastics Corp., 5.125%, 7/15/23	250,000	256,250
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	500,000	450,000
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	415,500
US Concrete Inc., 6.375%, 6/1/24	125,000	129,375
		1,508,625

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

High Income Fund Portfolio of Investments (unaudited)

Telecommunication Services - 6.2%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25		400,000	422,750
Frontier Communications Corp., 6.25%, 9/15/21		400,000	372,000
GCI Inc., 6.875%, 4/15/25		250,000	261,875
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24		300,000	310,875
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 9/20/21		150,000	149,625
T-Mobile USA Inc., 6.633%, 4/28/21		150,000	155,025
			1,672,150
Utilities - 4.7%
AES Corp., 5.5%, 4/15/25		200,000	202,500
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26		100,000	99,500
Dynegy Inc., 7.625%, 11/1/24		150,000	143,250
NRG Energy Inc., 6.25%, 7/15/22		300,000	306,750
NRG Energy Inc., 6.25%, 5/1/24		200,000	199,375
Talen Energy Supply LLC (A), 4.625%, 7/15/19		300,000	306,750
			1,258,125
Total Corporate Notes and Bonds ( Cost $23,280,132 )			23,961,035
		Shares
MUTUAL FUND - 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF		4,500	395,010
Total Mutual Funds ( Cost $387,385 )			395,010
SHORT-TERM INVESTMENTS - 8.1%
State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class		2,197,033	2,197,033
Total Short-Term Investments ( Cost $2,197,033 )			2,197,033
TOTAL INVESTMENTS - 98.4% ( Cost $25,864,550 )			26,553,078
NET OTHER ASSETS AND LIABILITIES - 1.6%			437,123
TOTAL NET ASSETS - 100.0%			$26,990,201

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 12.2% of total net assets.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 58.0%
Consumer Discretionary - 4.9%
Carnival Corp.	71,500	$4,212,065
Home Depot Inc./The	27,000	3,964,410
McDonald's Corp.	24,000	3,110,640
Omnicom Group Inc.	30,000	2,586,300
		13,873,415
Consumer Staples - 4.6%
JM Smucker Co./The	21,000	2,752,680
Nestle S.A., ADR	45,000	3,460,500
PepsiCo Inc.	26,400	2,953,104
Procter & Gamble Co./The	43,000	3,863,550
		13,029,834
Energy - 4.4%
Chevron Corp.	31,700	3,403,629
Exxon Mobil Corp.	61,000	5,002,610
Schlumberger Ltd.	51,000	3,983,100
		12,389,339
Financials - 10.0%
BB&T Corp.	58,800	2,628,360
Chubb Ltd.	19,000	2,588,750
CME Group Inc.	38,000	4,514,400
Northern Trust Corp.	24,500	2,121,210
PNC Financial Services Group Inc./The	39,000	4,689,360
Travelers Cos. Inc./The	30,000	3,616,200
US Bancorp	114,000	5,871,000
Wells Fargo & Co.	39,500	2,198,570
		28,227,850
Health Care - 7.8%
Amgen Inc.	19,800	3,248,586
Johnson & Johnson	43,000	5,355,650
Medtronic PLC	38,500	3,101,560
Merck & Co. Inc.	56,500	3,590,010
Novartis AG, ADR	36,000	2,673,720
Pfizer Inc.	121,500	4,156,515
		22,126,041
Industrials - 10.3%
3M Co.	20,000	3,826,600
Boeing Co./The	22,000	3,890,920
Caterpillar Inc.	22,500	2,087,100
Emerson Electric Co.	55,000	3,292,300
General Electric Co.	147,000	4,380,600
Union Pacific Corp.	25,000	2,648,000

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

United Parcel Service Inc., Class B	38,400	4,120,320
United Technologies Corp.	42,500	4,768,925
		29,014,765
Information Technology - 10.4%
Accenture PLC, Class A	27,500	3,296,700
Apple Inc.	19,000	2,729,540
Automatic Data Processing Inc.	17,500	1,791,825
Cisco Systems Inc.	149,500	5,053,100
Microsoft Corp.	85,600	5,637,616
TE Connectivity Ltd.	56,500	4,212,075
Texas Instruments Inc.	51,500	4,148,840
Xilinx Inc.	44,500	2,576,105
		29,445,801
Materials - 2.2%
Monsanto Co.	19,000	2,150,800
Praxair Inc.	33,800	4,008,680
		6,159,480
Telecommunication Service - 1.5%
Verizon Communications Inc.	90,500	4,411,875

Utilities - 1.9%
Duke Energy Corp.	28,545	2,340,975
NextEra Energy Inc.	23,000	2,952,510
		5,293,485
Total Common Stocks ( Cost $114,477,052 )		163,971,885
	Par Value
ASSET BACKED SECURITIES - 1.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.057%, 9/21/30	$599,648	599,983
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	550,000	550,420
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	500,000	500,521
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	400,000	400,040
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	24,700	24,685
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	6,770	6,768
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A4 (B), 1.43%, 5/21/21	321,000	320,936
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	264,100	264,808
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	175,000	176,671
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (B), 3.12%, 10/15/19	172,998	173,834
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	289,002	290,326
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	16,621	16,613
Total Asset Backed Securities ( Cost $3,345,009 )		3,325,605
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	350,000	368,343
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	517,617

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	561,472	626,542
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	870,178	876,054
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	514,545	523,969
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	400,000	418,735
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	454,352
Total Collateralized Mortgage Obligations ( Cost $3,842,265 )		3,785,612
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	280,230	282,658
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A), 1.111%, 1/25/23	7,779,063	392,097
FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B), 4.766%, 4/25/44	395,000	403,787
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.752%, 2/25/45	700,000	715,409
FREMF Mortgage Trust, Series 2012-K707, Class B (A) (B), 3.884%, 1/25/47	500,000	511,063
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.287%, 7/25/48	750,000	757,032
Total Commercial Mortgage-Backed Securities ( Cost $3,142,028 )		3,062,046
CORPORATE NOTES AND BONDS - 13.6%
Consumer Discretionary - 2.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	600,000	632,719
ERAC USA Finance LLC (B), 6.7%, 6/1/34	875,000	1,061,985
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	500,000	506,830
GameStop Corp. (B), 6.75%, 3/15/21	200,000	204,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	650,000	652,466
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	471,015
Lennar Corp., 4.75%, 4/1/21	350,000	364,875
Lowe's Cos. Inc., 2.5%, 4/15/26	400,000	379,940
Marriott International Inc., 3.125%, 6/15/26	400,000	385,424
Newell Brands Inc., 5.5%, 4/1/46	450,000	510,711
Omnicom Group Inc., 3.6%, 4/15/26	650,000	649,669
Priceline Group Inc./The, 3.6%, 6/1/26	500,000	496,729
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	342,216
		6,658,579
Consumer Staples - 0.7%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	500,000	540,362
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	600,000	579,901
CVS Health Corp., 5.125%, 7/20/45	400,000	441,319
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	469,202
		2,030,784
Energy - 2.2%
Antero Resources Corp., 5.625%, 6/1/23	200,000	204,500
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,593,894
Energy Transfer Partners L.P., 5.2%, 2/1/22	600,000	642,894
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	402,282
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	514,020
Marathon Oil Corp., 2.7%, 6/1/20	500,000	496,485

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Phillips 66, 4.65%, 11/15/34	500,000	506,251
Schlumberger Holdings Corp. (B), 4%, 12/21/25	400,000	416,871
Valero Energy Corp., 6.625%, 6/15/37	500,000	591,811
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	774,375
		6,143,383
Financials - 3.2%
Air Lease Corp., 3.75%, 2/1/22	500,000	514,982
Air Lease Corp., 3.625%, 4/1/27	500,000	485,974
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	389,918
Bank of Montreal, MTN (C), 1.9%, 8/27/21	500,000	487,031
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	249,761
Brookfield Finance Inc. (C), 4.25%, 6/2/26	300,000	301,461
CBOE Holdings Inc., 3.65%, 1/12/27	400,000	402,140
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	975,000	1,096,758
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,202,785
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	499,603
JPMorgan Chase & Co., 2.95%, 10/1/26	650,000	617,997
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	202,660
Morgan Stanley, 4.3%, 1/27/45	500,000	494,559
Nasdaq Inc., 3.85%, 6/30/26	75,000	74,597
Old Republic International Corp., 3.875%, 8/26/26	450,000	443,801
Raymond James Financial Inc., 3.625%, 9/15/26	200,000	196,897
Regions Financial Corp., 3.2%, 2/8/21	500,000	508,462
Synchrony Financial, 3.75%, 8/15/21	600,000	618,215
Synchrony Financial, 3.7%, 8/4/26	400,000	387,804
		9,175,405
Health Care - 1.0%
AbbVie Inc., 4.45%, 5/14/46	400,000	381,693
Actavis Funding SCS (C), 4.75%, 3/15/45	300,000	301,284
HCA Inc., 3.75%, 3/15/19	300,000	306,750
Shire Acquisitions Investments Ireland DAC (C), 1.9%, 9/23/19	750,000	744,595
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	1,002,944
		2,737,266
Industrials - 0.7%
Fortive Corp. (B), 2.35%, 6/15/21	150,000	148,163
International Lease Finance Corp., 8.875%, 9/1/17	450,000	463,093
Masco Corp., 4.375%, 4/1/26	400,000	415,684
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,087,403
		2,114,343
Information Technology - 2.1%
Analog Devices Inc., 5.3%, 12/15/45	350,000	387,445
Apple Inc., 2.25%, 2/23/21	500,000	501,516
Autodesk Inc., 4.375%, 6/15/25	500,000	515,236
Broadridge Financial Solutions Inc., 3.4%, 6/27/26	650,000	633,625
CA Inc., 4.7%, 3/15/27	750,000	778,309
Cisco Systems Inc., 2.2%, 2/28/21	700,000	700,302

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	175,000	226,012
Fidelity National Information Services Inc., 3%, 8/15/26	450,000	423,986
Intel Corp., 4.9%, 7/29/45	400,000	448,516
NVIDIA Corp., 2.2%, 9/16/21	200,000	195,892
Oracle Corp., 4%, 7/15/46	500,000	477,009
Thomson Reuters Corp. (C), 4.3%, 11/23/23	600,000	633,833
		5,921,681
Real Estate - 0.4%
Iron Mountain Inc. (B), 4.375%, 6/1/21	300,000	308,250
Welltower Inc., 4.5%, 1/15/24	725,000	762,827
		1,071,077
Telecommunication Services - 0.9%
AT&T Inc., 4.75%, 5/15/46	500,000	466,544
Frontier Communications Corp., 11%, 9/15/25	150,000	145,875
Harris Corp., 5.054%, 4/27/45	500,000	547,072
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,386,753
		2,546,244
Total Corporate Notes and Bonds ( Cost $37,336,026 )		38,398,762
LONG TERM MUNICIPAL BONDS - 3.1%
General - 3.1%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,112,440
County of Pima, COP, Series B, 3.475%, 12/1/26	1,105,000	1,098,271
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,115,940
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,278,420
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	544,410
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	915,713
Oklahoma Development Finance Authority Revenue, 3.75%, 6/1/36	375,000	355,421
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	800,000	878,096
State of Iowa Revenue, 6.75%, 6/1/34	500,000	547,565
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	1,000,000	1,073,180
		8,919,456
Total Long Term Municipal Bonds ( Cost $8,937,202 )		8,919,456
MORTGAGE BACKED SECURITIES - 10.2%
Fannie Mae - 6.9%
3%, 5/1/27 Pool # AL1715	591,831	608,956
3.5%, 5/1/28 Pool # AL3678	202,910	212,462
3.5%, 8/1/29 Pool # MA2003	452,857	471,737
3%, 9/1/30 Pool # 890696	748,889	768,552
3%, 12/1/30 Pool # AL8924	525,218	539,163
3%, 2/1/31 Pool # 890710	812,664	834,001
2.5%, 5/1/31 Pool # AS7117	536,872	537,723
7%, 11/1/31 Pool # 607515	28,884	32,446
7%, 5/1/32 Pool # 644591	5,648	6,105

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

5.5%, 10/1/33 Pool # 254904	179,111	200,541
5.5%, 11/1/33 Pool # 555880	465,867	521,667
5%, 5/1/34 Pool # 780890	615,371	673,567
7%, 7/1/34 Pool # 792636	18,314	18,996
4%, 2/1/35 Pool # MA2177	870,109	922,421
5%, 9/1/35 Pool # 820347	292,182	325,740
5%, 9/1/35 Pool # 835699	235,275	262,408
5%, 12/1/35 Pool # 850561	89,844	98,213
5.5%, 9/1/36 Pool # 831820	486,085	553,832
6%, 9/1/36 Pool # 831741	306,499	346,055
5.5%, 10/1/36 Pool # 901723	199,118	221,475
5.5%, 12/1/36 Pool # 903059	432,126	488,030
4%, 1/1/41 Pool # AB2080	751,462	792,139
4.5%, 7/1/41 Pool # AB3274	217,599	234,573
5.5%, 7/1/41 Pool # AL6588	867,279	971,342
4%, 9/1/41 Pool # AJ1406	570,117	599,426
4%, 10/1/41 Pool # AJ4046	693,396	733,084
3.5%, 6/1/42 Pool # AO4134	556,730	572,251
3.5%, 6/1/42 Pool # AO4136	690,381	709,524
3.5%, 8/1/42 Pool # AP2133	683,392	702,388
4%, 10/1/42 Pool # AP7363	596,999	627,163
3%, 2/1/43 Pool # AB8486	1,077,772	1,074,433
3%, 2/1/43 Pool # AL3072	836,101	833,516
3.5%, 3/1/43 Pool # AT0310	569,456	585,139
4%, 1/1/45 Pool # AS4257	229,773	242,025
4.5%, 2/1/45 Pool # MA2193	716,868	768,924
3.5%, 4/1/45 Pool # MA2229	573,258	586,724
3.5%, 11/1/45 Pool # BA4907	671,038	686,801
		19,363,542
Freddie Mac - 3.3%
4.5%, 2/1/25 Pool # J11722	159,308	169,228
4.5%, 5/1/25 Pool # J12247	132,947	141,624
8%, 6/1/30 Pool # C01005	11,767	13,783
2.5%, 3/1/31 Pool # G18590	296,668	297,110
6.5%, 1/1/32 Pool # C62333	84,961	94,826
5%, 10/1/39 Pool # G60465	1,367,476	1,495,927
3.5%, 11/1/40 Pool # G06168	348,364	357,937
4.5%, 9/1/41 Pool # Q03516	579,508	622,899
4%, 10/1/41 Pool # Q04092	814,073	859,177
3%, 9/1/42 Pool # C04233	1,225,035	1,221,433
3%, 4/1/43 Pool # V80025	877,191	874,614
3%, 4/1/43 Pool # V80026	860,457	857,926
4%, 5/1/45 Pool # G08642	814,995	855,521
3.5%, 8/1/45 Pool # Q35614	862,692	884,275
3%, 10/1/46 Pool # G60722	634,977	630,499
		9,376,779

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	36,163	42,525
Total Mortgage Backed Securities ( Cost $28,621,821 )		28,782,846
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
Federal Home Loan Bank - 0.3%
1.000%, 6/1/23 (D)	500,000	498,511
1.750%, 12/21/23 (D)	350,000	348,684
		847,195
U.S. Treasury Bonds - 2.3%
6.625%, 2/15/27	2,270,000	3,115,398
3.000%, 5/15/42	1,000,000	999,609
2.500%, 2/15/45	1,250,000	1,123,194
2.500%, 5/15/46	500,000	447,793
2.250%, 8/15/46	1,000,000	846,328
		6,532,322

U.S. Treasury Notes - 7.2%
2.375%, 7/31/17	1,000,000	1,005,077
4.250%, 11/15/17	2,000,000	2,040,000
3.875%, 5/15/18	1,000,000	1,030,781
2.750%, 2/15/19	1,300,000	1,336,410
3.125%, 5/15/19	2,000,000	2,076,094
3.625%, 8/15/19	1,250,000	1,316,455
3.375%, 11/15/19	1,000,000	1,050,664
2.000%, 7/31/20	1,000,000	1,012,578
2.625%, 11/15/20	5,800,000	5,989,179
2.000%, 2/15/22	1,750,000	1,757,383
1.750%, 5/15/22	1,750,000	1,731,543
		20,346,164
Total U.S. Government and Agency Obligations ( Cost $27,002,297 )		27,725,681

	Shares
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class	3,124,461	3,124,461
Total Short-Term Investments ( Cost $3,124,461 )		3,124,461
TOTAL INVESTMENTS - 99.4% ( Cost $229,828,161 )		281,096,354
NET OTHER ASSETS AND LIABILITIES - 0.6%		1,652,141
TOTAL NET ASSETS - 100.0%		$282,748,495

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

(A)	Floating rate or variable rate note. Rate shown is as of March 31, 2017.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.9% of total net assets.
(D)	Stepped rate security. Rate shown is as of March 31, 2017.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.4%
Consumer Discretionary - 4.3%
General Motors Co.	426,000	$15,063,360

Energy - 14.7%
Apache Corp.	145,000	7,451,550
Baker Hughes Inc.	227,500	13,609,050
Marathon Petroleum Corp.	321,000	16,223,340
National Oilwell Varco Inc.	364,500	14,612,805
		51,896,745
Financials - 24.3%
American International Group Inc.	191,002	11,924,255
Bank of America Corp.	692,000	16,324,280
Bank of New York Mellon Corp./The	227,000	10,721,210
Berkshire Hathaway Inc., Class B *	48,000	8,000,640
JPMorgan Chase & Co.	189,500	16,645,680
Nasdaq Inc.	126,000	8,750,700
US Bancorp	252,500	13,003,750
		85,370,515
Health Care - 4.5%
Baxter International Inc.	304,000	15,765,440

Industrials - 14.2%
Caterpillar Inc.	52,000	4,823,520
FedEx Corp.	91,500	17,856,225
General Dynamics Corp.	51,500	9,640,800
Jacobs Engineering Group Inc.	220,000	12,161,600
Republic Services Inc.	85,000	5,338,850
		49,820,995
Information Technology - 9.5%
Cisco Systems Inc.	175,000	5,915,000
Microsoft Corp.	208,000	13,698,880
TE Connectivity Ltd.	184,000	13,717,200
		33,331,080
Materials - 8.7%
Dow Chemical Co./The	282,000	17,918,280
Nucor Corp.	215,000	12,839,800
		30,758,080
Real Estate - 7.7%
Digital Realty Trust Inc.	110,000	11,702,900
Weyerhaeuser Co.	453,000	15,392,940
		27,095,840

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

Telecommunication Service - 4.7%
T-Mobile U.S. Inc. *	256,000	16,535,040

Utilities - 4.8%
NRG Energy Inc.	895,000	16,736,500
Total Common Stocks ( Cost $285,599,578 )		342,373,595
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class	10,699,786	10,699,786
Total Short-Term Investments ( Cost $10,699,786 )		10,699,786
TOTAL INVESTMENTS - 100.4% ( Cost $296,299,364 )		353,073,381
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(1,449,762)
TOTAL NET ASSETS - 100.0%		$351,623,619

* Non-income producing.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.3%
Consumer Discretionary - 18.0%
Amazon.com Inc. *	4,210	$3,732,333
CBS Corp., Class B	69,876	4,846,599
Dollar General Corp.	71,242	4,967,705
Home Depot Inc./The	36,587	5,372,069
Liberty Global PLC, Series C *	105,590	3,699,874
McDonald's Corp.	33,499	4,341,805
Omnicom Group Inc.	46,197	3,982,643
Starbucks Corp.	67,782	3,957,791
TJX Cos. Inc./The	59,332	4,691,975
Walt Disney Co./The	59,319	6,726,182
		46,318,976
Consumer Staples - 9.5%
Costco Wholesale Corp.	21,615	3,624,619
CVS Health Corp.	86,875	6,819,688
Diageo PLC, ADR	30,281	3,499,878
JM Smucker Co./The	34,312	4,497,617
PepsiCo Inc.	53,515	5,986,188
		24,427,990
Energy - 1.6%
Schlumberger Ltd.	51,169	3,996,299

Financials - 7.2%
Berkshire Hathaway Inc., Class B *	30,894	5,149,412
Brookfield Asset Management Inc., Class A	138,890	5,063,929
S&P Global Inc.	29,107	3,805,449
T. Rowe Price Group Inc.	67,500	4,600,125
		18,618,915
Health Care - 21.3%
Allergan PLC	23,599	5,638,273
Amgen Inc.	38,241	6,274,201
Biogen Inc. *	21,251	5,810,448
Celgene Corp. *	32,180	4,004,157
Danaher Corp.	52,766	4,513,076
Express Scripts Holding Co. *	68,415	4,509,233
Gilead Sciences Inc.	110,157	7,481,863
HCA Holdings Inc. *	45,653	4,062,661
Johnson & Johnson	38,034	4,737,135
Thermo Fisher Scientific Inc.	29,530	4,535,808
Varian Medical Systems Inc. *	35,225	3,210,054
		54,776,909

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Industrials - 6.5%
	3M Co.	21,137	4,044,142
	Boeing Co./The	26,395	4,668,220
	United Parcel Service Inc., Class B	39,781	4,268,501
	W.W. Grainger Inc.	16,247	3,781,652
			16,762,515
	Information Technology - 30.5%
	Communications Equipment - 1.8%
	QUALCOMM Inc.	80,330	4,606,122
	Computers & Peripherals - 6.7%
	Apple Inc.	120,660	17,334,016
	Electronic Equipment, Instruments & Components - 1.9%
	TE Connectivity Ltd.	66,265	4,940,056
	Internet Software & Services - 5.7%
	Alphabet Inc., Class C *	17,597	14,597,767
	IT Services - 7.3%
	Accenture PLC, Class A	51,762	6,205,229
	PayPal Holdings Inc. *	96,468	4,150,053
	Visa Inc., Class A	94,236	8,374,753
			18,730,035
	Software - 7.1%
	Microsoft Corp.	145,047	9,552,796
	Oracle Corp.	195,428	8,718,043
			18,270,839
			78,478,835
	Real Estate - 1.7%
	American Tower Corp.	36,490	4,434,995
Total Common Stocks ( Cost $149,229,525 )			247,815,434
	SHORT-TERM INVESTMENTS - 3.7%
	State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class	9,462,979	9,462,979
Total Short-Term Investments ( Cost $9,462,979 )			9,462,979
TOTAL INVESTMENTS - 100.0% ( Cost $158,692,504 )			257,278,413
NET OTHER ASSETS AND LIABILITIES – (0.0%)			(94,600)
TOTAL NET ASSETS - 100.0%			$257,183,813

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.2%
Consumer Discretionary - 27.9%
Media - 14.6%
Discovery Communications Inc., Class C *	196,275	$5,556,545
Liberty Broadband Corp., Class C *	115,229	9,955,786
Liberty Global PLC, Series C *	252,305	8,840,767
Omnicom Group Inc.	79,632	6,865,075
		31,218,173
Multiline Retail - 2.3%
Dollar General Corp.	68,780	4,796,029

Specialty Retail - 11.0%
CarMax Inc. *	125,382	7,425,122
Ross Stores Inc.	130,680	8,607,892
Sally Beauty Holdings Inc. *	270,533	5,529,695
Tiffany & Co.	21,191	2,019,502
		23,582,211
		59,596,413
Consumer Staples - 0.8%
Brown-Forman Corp., Class B	35,925	1,659,016
Energy - 1.2%
Oceaneering International Inc.	93,190	2,523,585

Financials - 22.3%
Arch Capital Group Ltd. *	78,675	7,456,030
Brookfield Asset Management Inc., Class A	234,997	8,567,991
Brown & Brown Inc.	184,140	7,682,321
Glacier Bancorp Inc.	94,981	3,222,705
M&T Bank Corp.	21,595	3,341,394
Markel Corp. *	10,482	10,228,964
WR Berkley Corp.	102,297	7,225,237
		47,724,642
Health Care - 9.6%
DaVita Inc. *	119,379	8,114,191
Laboratory Corp. of America Holdings *	51,579	7,400,039
Zoetis Inc.	94,425	5,039,462
		20,553,692
Industrials - 13.8%
Copart Inc. *	145,816	9,030,385
Expeditors International of Washington Inc.	145,185	8,201,501
Fastenal Co.	101,100	5,206,650
IHS Markit Ltd. *	166,959	7,003,930
		29,442,466

See accompanying Notes to Portfolios of Investments.

Information Classification: Limited Access

Ultra Series Fund | March 31, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

	Information Technology - 6.5%
	Amphenol Corp., Class A	72,656	5,170,928
	CDW Corp.	151,241	8,728,118
			13,899,046
	Materials - 6.7%
	Axalta Coating Systems Ltd. *	248,750	8,009,750
	Crown Holdings Inc. *	120,904	6,401,867
			14,411,617
	Real Estate - 4.4%
	American Tower Corp.	38,637	4,695,941
	Crown Castle International Corp.	51,272	4,842,640
			9,538,581
Total Common Stocks ( Cost $120,704,044 )			199,349,058
	SHORT-TERM INVESTMENTS - 6.9%
	State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class	14,657,780	14,657,780
Total Short-Term Investments ( Cost $14,657,780 )			14,657,780
TOTAL INVESTMENTS - 100.1% ( Cost $135,361,824 )			214,006,838
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(117,133)
TOTAL NET ASSETS - 100.0%			$213,889,705

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Information Classification: Limited Access

Ultra Series Fund | March 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.9%
Australia - 1.2%
Caltex Australia Ltd.	20,923	$471,403

Belgium - 3.4%
Anheuser-Busch InBev S.A.	10,070	1,105,421
KBC Group N.V.	4,276	283,688
		1,389,109
Brazil - 1.1%
BB Seguridade Participacoes S.A.	49,500	461,701

Canada - 4.4%
Canadian National Railway Co.	7,200	531,452
National Bank of Canada	12,700	533,269
Suncor Energy Inc.	23,900	733,795
		1,798,516
Denmark - 1.8%
AP Moller - Maersk AS, Class B	176	292,004
Carlsberg AS, Class B	4,938	456,016
		748,020
Finland - 1.4%
Sampo Oyj, Class A	12,313	584,005

France - 10.2%
Air Liquide S.A.	5,986	683,926
Cap Gemini S.A.	8,815	813,996
Cie Generale des Etablissements Michelin	5,041	612,256
Valeo S.A.	16,704	1,112,492
Vinci S.A.	11,417	904,948
		4,127,618
Germany - 2.6%
SAP SE	10,620	1,042,079

Ireland - 2.1%
James Hardie Industries PLC	26,944	423,438
Ryanair Holdings PLC, ADR *	5,280	438,134
		861,572
Italy - 1.0%
UniCredit SpA	27,168	418,802

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

Japan - 16.5%
ABC-Mart Inc.	6,800	397,629
Daiwa House Industry Co. Ltd.	37,090	1,064,759
Don Quijote Holdings Co. Ltd.	23,900	828,653
Hoshizaki Corp.	3,500	275,397
Isuzu Motors Ltd.	49,900	660,000
KDDI Corp.	20,500	538,049
Makita Corp.	16,800	588,521
Seven & I Holdings Co. Ltd.	9,724	380,994
Sony Corp.	30,300	1,024,969
Sumitomo Mitsui Financial Group Inc.	18,100	657,635
United Arrows Ltd.	8,700	263,352
		6,679,958
Luxembourg - 0.7%
RTL Group S.A.	3,489	281,016

Netherlands - 4.7%
Airbus SE	4,271	325,001
Koninklijke Ahold Delhaize N.V.	21,167	452,974
Koninklijke KPN N.V.	106,943	322,067
Wolters Kluwer N.V.	19,057	792,158
		1,892,200
Norway - 2.5%
Statoil ASA	26,819	458,218
Telenor ASA	34,581	575,531
		1,033,749
Philippines - 0.2%
Alliance Global Group Inc.	289,400	73,136

Singapore - 1.0%
DBS Group Holdings Ltd.	29,300	406,348

Spain - 0.9%
Red Electrica Corp. S.A.	19,331	371,202

Sweden - 4.6%
Assa Abloy AB, Class B	40,115	825,073
Nordea Bank AB	60,986	696,252
Swedbank AB, Class A	15,260	353,543
		1,874,868
Switzerland - 3.6%
Julius Baer Group Ltd. *	6,002	299,605
Novartis AG	15,734	1,167,896
		1,467,501

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

	Taiwan - 2.4%
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,100	988,484

	Turkey - 0.7%
	Turkiye Garanti Bankasi AS	110,525	269,436

	United Kingdom - 26.9%
	Aon PLC	7,000	830,830
	BHP Billiton PLC	55,458	857,425
	British American Tobacco PLC	19,080	1,266,983
	BT Group PLC	92,660	369,410
	Diageo PLC	21,143	604,901
	Howden Joinery Group PLC	56,619	307,658
	Informa PLC	49,386	403,430
	Provident Financial PLC	10,570	396,897
	Prudential PLC	62,699	1,324,448
	RELX PLC	40,151	786,773
	Royal Dutch Shell PLC, Class A	39,096	1,026,692
	Shire PLC	18,002	1,051,275
	Unilever PLC	15,930	786,273
	Wolseley PLC	14,128	888,589
			10,901,584
Total Common Stocks ( Cost $36,906,968 )			38,142,307
	SHORT-TERM INVESTMENTS - 5.1%
	United States - 5.1%
	State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class	2,055,306	2,055,306
Total Short-Term Investments ( Cost $2,055,306 )			2,055,306
TOTAL INVESTMENTS - 99.0% ( Cost $38,962,274 )			40,197,613
NET OTHER ASSETS AND LIABILITIES - 1.0%			388,064
TOTAL NET ASSETS - 100.0%			$40,585,677

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Target Date Fund - 99.5%#
Goldman Sachs Target Date 2020 Portfolio, Class R6	5,166,980	$49,758,016
TOTAL INVESTMENTS - 99.5% ( Cost $46,887,691 )		49,758,016
NET OTHER ASSETS AND LIABILITIES - 0.5%		264,238
TOTAL NET ASSETS - 100.0%		$50,022,254

# See Note 4 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.3%
Target Date Fund - 98.3%#
Goldman Sachs Target Date 2030 Portfolio, Class R6	7,699,175	$75,605,898
TOTAL INVESTMENTS - 98.3% ( Cost $66,601,137 )		75,605,898
NET OTHER ASSETS AND LIABILITIES - 1.7%		1,330,784
TOTAL NET ASSETS - 100.0%		$76,936,682

# See Note 4 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 96.7%
Target Date Fund - 96.7%#
Goldman Sachs Target Date 2040 Portfolio, Class R6	5,278,737	$50,887,025
TOTAL INVESTMENTS - 96.7% ( Cost $44,322,162 )		50,887,025
NET OTHER ASSETS AND LIABILITIES - 3.3%		1,750,893
TOTAL NET ASSETS - 100.0%		$52,637,918

# See Note 4 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 95.4%
Target Date Fund - 95.4%#
Goldman Sachs Target Date 2050 Portfolio, Class R6	2,527,165	$25,322,189
TOTAL INVESTMENTS - 95.4% ( Cost $22,160,681 )		25,322,189
NET OTHER ASSETS AND LIABILITIES - 4.6%		1,213,359
TOTAL NET ASSETS - 100.0%		$26,535,548

# See Note 4 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "Fund", and collectively, the ("Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and the Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and the Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At March 31, 2017, there were no illiquid securities held in the Funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2017, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2017, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/17
Conservative Allocation	$148,025,268	$ —	$ —	$148,025,268
Moderate Allocation	260,622,030	—	—	260,622,030
Aggressive Allocation	93,788,953	—	—	93,788,953
Core Bond
Asset Backed Securities	—	5,049,883	—	5,049,883
Collateralized Mortgage Obligations	—	4,127,017	—	4,127,017
Commercial Mortgage-Backed Securities	—	4,846,259	—	4,846,259
Corporate Notes and Bonds	—	52,420,165	—	52,420,165
Long Term Municipal Bonds	—	11,206,716	—	11,206,716
Mortgage Backed Securities	—	50,203,454	—	50,203,454
U.S. Government and Agency Obligations	—	46,260,838	—	46,260,838
Call Options Purchased	17,813	—	—	17,813
Short-Term Investments	2,728,032	—	—	2,728,032
	2,745,845	174,114,332	—	176,860,177
Liabilities
Call Options Written	(12,188)	—	—	(12,188)

High Income
Corporate Notes and Bonds	—	23,961,035	—	23,961,035
Mutual Fund	395,010	—	—	395,010
Short-Term Investments	2,197,033	—	—	2,197,033
	2,592,043	23,961,035	—	26,553,078

Diversified Income
Common Stocks	163,971,885	—	—	163,971,885
Asset Backed Securities	—	3,325,605	—	3,325,605
Collateralized Mortgage Obligations	—	3,785,612	—	3,785,612
Commercial Mortgage-Backed Securities	—	3,062,046	—	3,062,046
Corporate Notes and Bonds	—	38,398,762	—	38,398,762
Long Term Municipal Bonds	—	8,919,456	—	8,919,456
Mortgage Backed Securities	—	28,782,846	—	28,782,846
U.S. Government and Agency Obligations	—	27,725,681	—	27,725,681
Short-Term Investments	3,124,461	—	—	3,124,461
	167,096,346	114,000,008	—	281,096,354

Large Cap Value
Common Stocks	342,373,595	—	—	342,373,595
Short-Term Investments	10,699,786	—	—	10,699,786
	353,073,381	—	—	353,073,381

Large Cap Growth

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

Common Stocks	247,815,434	—	—	247,815,434
Short-Term Investments	9,462,979	—	—	9,462,979
	257,278,413	—	—	257,278,413

Mid Cap
Common Stocks	199,349,058	—	—	199,349,058
Short-Term Investments	14,657,780	—	—	14,657,780
	214,006,838	—	—	214,006,838
International Stock
Common Stocks
Australia	—	471,403	—	471,403
Belgium	—	1,389,109	—	1,389,109
Brazil	—	461,701	—	461,701
Canada	—	1,798,516	—	1,798,516
Denmark	—	748,020	—	748,020
Finland	—	584,005	—	584,005
France	—	4,127,618	—	4,127,618
Germany	—	1,042,079	—	1,042,079
Ireland	438,134	423,438	—	861,572
Italy	—	418,802	—	418,802
Japan	—	6,679,958	—	6,679,958
Luxembourg	—	281,016	—	281,016
Netherlands	—	1,892,200	—	1,892,200
Norway	—	1,033,749	—	1,033,749
Philippines	—	73,136	—	73,136
Singapore	—	406,348	—	406,348
Spain	—	371,202	—	371,202
Sweden	—	1,874,868	—	1,874,868
Switzerland	—	1,467,501	—	1,467,501
Taiwan	988,484	—	—	988,484
Turkey	—	269,436	—	269,436
United Kingdom	830,830	10,070,754	—	10,901,584
Short-Term Investments	2,055,306	—	—	2,055,306
	4,312,754	35,884,859	—	40,197,613
Madison Target Retirement 2020 Fund[2]	49,758,016	—	—	49,758,016
Madison Target Retirement 2030 Fund[2]	75,605,898	—	—	75,605,898
Madison Target Retirement 2040 Fund[2]	50,887,025	—	—	50,887,025
Madison Target Retirement 2050 Fund[2]	25,322,189	—	—	25,322,189

1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Conservative, Moderate and Aggressive Allocation Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2Please refer to Note 4 for a list of underlying holdings of the Goldman Sachs Target Date Portfolio held by each respective Ultra Series Target Date Fund.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows.

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

The following table presents the types of derivatives in the Fund and their effect:

	Derivatives not accounted	Asset Derivatives	Derivatives not accounted	Liability Derivatives
Fund Name	for as hedging instruments	Fair Value	for as hedging instruments	Fair Value
Core Bond Fund	Equity Contract – Options		Equity Contract – Options
	purchased	$17,813	written	($12,188)

4. Target Date Funds: The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2040 Portfolio and the Goldman Sachs Target Date 2050 Portfolios' principal investment objectives and strategies are substantially similar to those of the corresponding Madison Target Retirement Fund. Goldman Sachs Asset Management, L.P. serves as the investment adviser of the GS Target Date Portfolios, and Madison Asset Management, LLC, the Madison Target Retirement Funds' current adviser, serves as the subadviser of the GS Target Date Portfolios. The Madison Target Retirement Funds' current portfolio managers manage the GS Target Date Portfolios. The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds seek to achieve their investment objectives by investing in the shares of the corresponding Goldman Sachs Target Date Portfolio series, other than cash required to process shareholder transactions.

The tables below represent the holdings of the underlying Goldman Sachs Funds series in which the corresponding Ultra Series Madison Target Date Fund invests:

Goldman Sachs Target Date 2020 Portfolio1

Schedule of Investments
March 31, 2017 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.6%
Alternative Funds* – 2.0%
27,138	PowerShares DB Gold Fund	$1,084,977

Bond Funds – 57.4%
13,514	iShares 20+ Year Treasury Bond ETF	1,631,275
52,985	iShares 3-7 Year Treasury Bond ETF	6,519,804
64,311	iShares 7-10 Year Treasury Bond ETF	6,790,599
465,576	RidgeWorth Seix Floating Rate High Income Fund	4,078,446
27,218	Vanguard Long-Term Corporate Bond ETF	2,446,898
85,172	Vanguard Short-Term Corporate Bond ETF	6,791,615
54,899	Vanguard Short-Term Inflation-Protected Securities ETF	2,715,854
		30,974,491
Foreign Stock Funds – 9.1%
12,336	iShares Edge MSCI Minimum Volatility EAFE ETF	814,176
7,599	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	406,547
56,754	Vanguard FTSE All-World ex-U.S. ETF	2,714,544
10,551	Vanguard FTSE Europe ETF	544,115
8,060	WisdomTree Japan Hedged Equity Fund	407,997
		4,887,379
Stock Funds – 28.1%
4,959	Consumer Staples Select Sector SPDR Fund	270,662

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

26,279	iShares Core S&P 500 ETF	6,235,218
7,916	iShares Core S&P Mid-Cap ETF	1,355,377
7,727	PowerShares Buyback Achievers Portfolio	401,418
24,358	Schwab U.S. Dividend Equity ETF	1,085,880
63,657	Schwab U.S. TIPs ETF	3,534,873
12,381	SPDR S&P Regional Banking ETF	676,126
8,924	Vanguard Growth ETF	1,085,694
1,961	Vanguard Health Care ETF	270,265
2,001	Vanguard Information Technology ETF	271,396
		15,186,909
TOTAL EXCHANGE TRADED FUNDS (Cost $49,936,256)		$52,133,756
TOTAL INVESTMENTS — 96.6% (Cost $49,936,256)		$52,133,756
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.4%		1,858,963
NET ASSETS — 100.0%		$53,992,719
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

*		Non-income producing security.
Investment Abbreviations:
ETF -	Exchange Traded Fund

Goldman Sachs Target Date 2030 Portfolio1

Schedule of Investments
March 31, 2017 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 95.9%
Alternative Funds* – 2.0%
39,574	PowerShares DB Gold Fund	$1,582,168
Bond Funds – 31.2%
19,718	iShares 20+ Year Treasury Bond ETF	2,380,160
32,194	iShares 3-7 Year Treasury Bond ETF	3,961,472
67,523	iShares 7-10 Year Treasury Bond ETF	7,129,753
497,878	RidgeWorth Seix Floating Rate High Income Fund	4,361,412
8,820	Vanguard Long-Term Corporate Bond ETF	792,918
69,553	Vanguard Short-Term Corporate Bond ETF	5,546,156
7,970	Vanguard Short-Term Inflation-Protected Securities ETF	394,276
		24,566,147

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

Foreign Stock Funds – 17.3%
41,958	iShares Edge MSCI Minimum Volatility EAFE ETF	2,769,228
25,856	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,383,296
124,081	Vanguard FTSE All-World ex-U.S. ETF	5,934,794
46,032	Vanguard FTSE Europe ETF	2,373,870
23,458	WisdomTree Japan Hedged Equity Fund	1,187,444
		13,648,632
Stock Funds – 45.4%
10,858	Consumer Staples Select Sector SPDR Fund	592,630
75,057	iShares Core S&P 500 ETF	17,808,774
23,094	iShares Core S&P Mid-Cap ETF	3,954,155
26,646	PowerShares Buyback Achievers Portfolio	1,384,260
53,239	Schwab U.S. Dividend Equity ETF	2,373,394
71,407	Schwab U.S. TIPs ETF	3,965,231
10,622	SPDR S&P Homebuilders ETF	395,457
25,277	SPDR S&P Regional Banking ETF	1,380,377
19,520	Vanguard Growth ETF	2,374,803
4,312	Vanguard Health Care ETF	594,280
7,295	Vanguard Information Technology ETF	989,421
		35,812,782
TOTAL EXCHANGE TRADED FUNDS (Cost $70,154,000)		$75,609,729
Investment Company – 0.5%
25,035	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $337,744)	$395,050
TOTAL INVESTMENTS — 96.4% (Cost $70,491,744)		$76,004,779
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.6%		2,852,686
NET ASSETS — 100.0%		$78,857,465
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

*		Non-income producing security.
Investment Abbreviations:
ETF -	Exchange Traded Fund

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

Goldman Sachs Target Date 2040 Portfolio1

Schedule of Investments
March 31, 2017 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 95.8%
Alternative Funds* – 2.0%
26,017	PowerShares DB Gold Fund	$1,040,160
Bond Funds – 23.7%
12,954	iShares 20+ Year Treasury Bond ETF	1,563,677
19,049	iShares 3-7 Year Treasury Bond ETF	2,343,979
34,526	iShares 7-10 Year Treasury Bond ETF	3,645,600
238,049	RidgeWorth Seix Floating Rate High Income Fund	2,085,308
2,899	Vanguard Long-Term Corporate Bond ETF	260,620
26,129	Vanguard Short-Term Corporate Bond ETF	2,083,527
5,263	Vanguard Short-Term Inflation-Protected Securities ETF	260,361
		12,243,072
Foreign Stock Funds – 20.3%
27,595	iShares Edge MSCI Minimum Volatility EAFE ETF	1,821,270
17,021	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	910,623
92,434	Vanguard FTSE All-World ex-U.S. ETF	4,421,118
6,501	Vanguard FTSE Emerging Markets ETF	258,220
40,347	Vanguard FTSE Europe ETF	2,080,695
20,605	WisdomTree Japan Hedged Equity Fund	1,043,025
		10,534,951
Stock Funds – 49.8%
7,131	Consumer Staples Select Sector SPDR Fund	389,210
55,924	iShares Core S&P 500 ETF †	13,269,088
18,219	iShares Core S&P Mid-Cap ETF	3,119,457
22,522	PowerShares Buyback Achievers Portfolio	1,170,018
40,834	Schwab U.S. Dividend Equity ETF	1,820,380
23,472	Schwab U.S. TIPs ETF	1,303,400
6,993	SPDR S&P Homebuilders ETF	260,349
18,992	SPDR S&P Regional Banking ETF	1,037,153
16,041	Vanguard Growth ETF	1,951,548
3,779	Vanguard Health Care ETF	520,822
6,714	Vanguard Information Technology ETF	910,620
		25,752,045
TOTAL EXCHANGE TRADED FUNDS (Cost $45,243,539)		$49,570,228
Investment Company – 0.8%
24,829	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $263,580)	$391,803

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

TOTAL INVESTMENTS — 96.6% (Cost $45,507,119)	$49,962,031
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.4%	1,755,286
NET ASSETS — 100.0%	$51,717,317
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

*	Non-income producing security.
†	The annual report and prospectus for the iShares Core S&P 500 ETF Trust can be found at: https://www.ishares.com/us/library
Investment Abbreviations:
ETF -	Exchange Traded Fund

Goldman Sachs Target Date 2050 Portfolio1

Schedule of Investments
March 31, 2017 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 96.4%
Alternative Funds* – 2.0%
13,068	PowerShares DB Gold Fund	$522,459
Bond Funds – 15.2%
6,504	iShares 20+ Year Treasury Bond ETF	785,098
6,378	iShares 3-7 Year Treasury Bond ETF	784,813
9,934	iShares 7-10 Year Treasury Bond ETF	1,048,931
74,786	RidgeWorth Seix Floating Rate High Income Fund	655,125
1,455	Vanguard Long-Term Corporate Bond ETF	130,804
4,908	Vanguard Short-Term Corporate Bond ETF	391,364
2,639	Vanguard Short-Term Inflation-Protected Securities ETF	130,551
		3,926,686
Foreign Stock Funds – 23.8%
14,850	iShares Edge MSCI Minimum Volatility EAFE ETF	980,100
10,977	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	587,270
51,890	Vanguard FTSE All-World ex-U.S. ETF	2,481,899
3,285	Vanguard FTSE Emerging Markets ETF	130,480
25,332	Vanguard FTSE Europe ETF	1,306,371
12,937	WisdomTree Japan Hedged Equity Fund	654,871
		6,140,991
Stock Funds – 55.4%
3,586	Consumer Staples Select Sector SPDR Fund	195,724
31,394	iShares Core S&P 500 ETF †	7,448,854
11,057	iShares Core S&P Mid-Cap ETF	1,893,180

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

13,826	PowerShares Buyback Achievers Portfolio	718,261
26,370	Schwab U.S. Dividend Equity ETF	1,175,575
4,708	Schwab U.S. TIPs ETF	261,435
3,523	SPDR S&P Homebuilders ETF	131,161
10,732	SPDR S&P Regional Banking ETF	586,074
8,573	Vanguard Growth ETF	1,042,991
1,899	Vanguard Health Care ETF	261,720
4,336	Vanguard Information Technology ETF	588,092
		14,303,067
TOTAL EXCHANGE TRADED FUNDS (Cost $22,349,272)		$24,893,203
Investment Company – 0.8%
12,472	Schwab Fundamental U.S. Large Company Index Fund Institutional Shares (Cost $124,126)	$196,812
TOTAL INVESTMENTS — 97.2% (Cost $22,473,398)		$25,090,015
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		723,529
NET ASSETS — 100.0%		$25,813,544
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[1]
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

*		Non-income producing security.
†		The annual report and prospectus for the iShares Core S&P 500 ETF Trust can be found at: https://www.ishares.com/us/library
Investment Abbreviations:
ETF -	Exchange Traded Fund
5. Federal Income Tax Information: At March 31, 2017, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net

Conservative Allocation	$6,369,528	$(375,425)	$5,994,103
Moderate Allocation	22,722,219	(188,545)	22,533,674
Aggressive Allocation	10,937,134	(238,075)	10,699,059
Core Bond	6,101,755	(1,762,269)	4,339,486
High Income	887,524	(198,996)	688,528
Diversified Income	52,891,267	(1,623,074)	51,268,193
Large Cap Value	58,248,224	(1,474,207)	56,774,017
Large Cap Growth	100,314,932	(1,729,023)	98,585,909
Mid Cap	81,459,101	(2,814,087)	78,645,014
International Stock	2,298,460	(1,063,121)	1,235,339
Madison Target Retirement 2020	2,870,325	-	2,870,325
Madison Target Retirement 2030	9,004,761	-	9,004,761
Madison Target Retirement 2040	6,564,863	-	6,564,863
Madison Target Retirement 2050	3,161,508	-	3,161,508

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

6. Investment Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a fund’s ability to invest in derivatives or other instruments and adversely affect such fund’s performance and ability to pursue its investment objective.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds are fund of funds and the Target Date Funds invest in funds of funds, meaning that each invests primarily in Underlying Funds and Portfolios, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds and Portfolios in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund and Portfolio invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and the Target Date Funds, are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you

Ultra Series Fund | March 31, 2017

Notes to Portfolios of Investments (unaudited)

aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: May 25, 2017

By:  /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: May 25, 2017